Derivative Instruments - Summary of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member]	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] NOK	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Fair value/ Carrying Amount of Assets (Liability)	$ 13,435		$ 9,890		$ 3,545
Principal Amount	$ 1,505,958		$ 98,500	600,000	$ 101,400	600,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%
Remaining Term (years)			10 months 24 days	10 months 24 days	4 years 1 month 6 days	4 years 1 month 6 days